Earnings Per Ordinary Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Dividends	Dividends
Dividends. In the twelve months ended December 31, 2023, the Company’s Board of Directors paid the following dividends:

Calendar Quarter	Preference Share Category			Quarterly Total	Declared	Paid
	5.950% PS	5.625% PS	5.625% DS
Q1 2023	$4,090,900	$3,516,000	$3,515,600	$11,122,500	03/01/23	04/01/23
Q2 2023	$4,090,900	$3,516,000	$3,515,600	$11,122,500	06/01/23	07/01/23
Q3 2023	$6,815,600	$3,516,000	$3,515,600	$13,847,200	09/01/23	10/01/23
Q4 2023	$6,741,900	$3,516,000	$3,515,600	$13,773,500	11/30/23	12/28/23
Total Paid	$21,739,300	$14,064,000	$14,062,400	$49,865,700
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(1)5.950% Preference Shares (AHL PRC) — Fixed to Floating Rate Perpetual Non-Cumulative Preference Shares
5.625% Preference Shares (AHL PRD) — Perpetual Non-Cumulative Preference Shares
5.625% Preference Shares(AHL PRE) are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.
In the twelve months ended December 31, 2023, the Company paid an ordinary shares dividend of $40.3 million to Highlands Bermuda Holdco, Ltd., the holder of all the Company’s ordinary shares.
Dividends
During the nine months ended September 30, 2024, the Company’s Board of Directors declared and paid the following dividends:

	Dividend per Share	Total Dividend	Paid/ Payable on
Three months ended March 31, 2024
Ordinary Shares	$0.41	$25,000,000	April 3, 2024
5.950% Preference Shares (AHL PRC)	$0.60	$6,595,000	March 26, 2024
5.625% Preference Shares (AHL PRD)	$0.35	$3,516,000	March 26, 2024
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	$3,515,600	March 26, 2024

Three months ended June 30, 2024
Ordinary Shares	$2.48	$150,000,000	June 26, 2024
5.950% Preference Shares (AHL PRC)	$0.61	$6,669,300	June 25, 2024
5.625% Preference Shares (AHL PRD)	$0.35	$3,516,000	June 25, 2024
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	$3,515,600	June 25, 2024

Three months ended September 30, 2024
Ordinary Shares	$0.33	$20,000,000	October 11, 2024
5.950% Preference Shares (AHL PRC)	$0.61	$6,741,900	September 30, 2024
5.625% Preference Shares (AHL PRD)	$0.35	$3,516,000	September 30, 2024
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	$3,515,600	September 30, 2024
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(1)The 5.625% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.
During the nine months ended September 30, 2024, the Company paid ordinary share dividends of $175.0 million (September 30, 2023 — $20.0 million), and $41.1 million in preference share dividends (September 30, 2023 — $36.0 million).